CERTAIN TRANSACTIONS (Details) (NuPathe [Member], USD $) In Millions, unless otherwise specified	Feb. 22, 2014
NuPathe [Member]
Noncash Or Part Noncash Acquisitions [Line Items]
Purchase price in US dollars	$ 163
potential additional payments of purchase price	$ 130